SCHEDULE OF INCOME TAX (CREDITS) EXPENSES RECONCILED TO (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loss before income tax	$ (6,364,785)	$ (1,011,327)	$ (753,081)
Total	51,950	(73,515)	(48,771)
HONG KONG
IfrsStatementLineItems [Line Items]
Loss before income tax	(6,364,785)	(1,011,327)	(753,081)
Tax at the respective income tax rates	(1,437,512)	(39,596)	170,905
Tax effect of expenses not deductible for tax purpose	1,541,308	70,985	191,697
Tax effect of income not taxable for tax purpose	(121,785)	(15,081)	(342,882)
Under (Over) provision in respect of prior years	(33,962)	(89,823)	(68,491)
Total	$ 51,950	$ (73,515)	$ (48,771)